UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23468

American Funds Global Insight Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

American Funds Global Insight Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Insight FundSM Semi-annual report for the six months ended April 30, 2021

Pursue a prudent
growth approach
on a global stage

American Funds Global Insight Fund seeks to provide you with prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-3 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class F-3 shares*	1 year	5 years	Lifetime (since 4/1/11)

	45.70%	14.15%	10.02%

*	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The fund’s gross expense ratio for Class F-3 shares was 0.59%, and the net expense ratio was 0.49% as of the prospectus dated January 1, 2021. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least May 21, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

21	Financial highlights

Fellow investors:

Results for American Funds Global Insight Fund for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AGVHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

(for periods ended April 30, 2021, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years

American Funds Global Insight Fund* (Class F-3 shares)	24.92%	38.24%	14.83%	10.17%
MSCI World Index†	29.10	45.33	14.03	9.92

*	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019.

†	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

American Funds Global Insight Fund	1

Investment portfolio April 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	45.97%
Eurozone*	18.62
United Kingdom	5.43
Japan	4.77
Switzerland	3.63
Denmark	3.15
Hong Kong	2.53
Taiwan	2.26
China	1.66
Other countries	4.43
Short-term securities & other assets less liabilities	7.55
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 91.48%	Shares	Value (000)
Information technology 20.66%
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,524,553	$177,975
ASML Holding NV	256,620	166,972
Broadcom Inc.	308,332	140,661
Visa Inc., Class A	545,316	127,364
Microsoft Corp.	490,775	123,764
Apple Inc.	879,519	115,622
Fidelity National Information Services, Inc.	513,545	78,521
SAP SE	531,186	74,565
KLA Corp.	223,119	70,361
GoDaddy Inc., Class A1	787,099	68,336
Keyence Corp.	138,860	66,730
Intel Corp.	934,741	53,776
Hamamatsu Photonics KK	662,500	38,432
VeriSign, Inc.[1]	164,848	36,064
Trimble Inc.[1]	419,279	34,381
Kulicke and Soffa Industries, Inc.	478,833	27,222
Euronet Worldwide, Inc.[1]	188,453	27,030
Adobe Inc.[1]	52,917	26,900
Texas Instruments Inc.	103,089	18,609
Cree, Inc.[1]	173,179	17,218
EVERTEC, Inc.	406,173	16,206
Jack Henry & Associates, Inc.	98,719	16,074
Lam Research Corp.	23,667	14,684
FleetCor Technologies, Inc.[1]	48,792	14,038
Tokyo Electron Ltd.	31,100	13,750
OBIC Co., Ltd.	69,600	13,456
Mastercard Inc., Class A	35,149	13,429
ServiceNow, Inc.[1]	24,862	12,589
NetApp, Inc.	117,528	8,778
Global Payments Inc.	39,921	8,568
Dye & Durham Ltd.	223,612	7,766
		1,629,841

Financials 13.63%
AIA Group Ltd.	10,671,600	135,872
JPMorgan Chase & Co.	610,707	93,933
Intercontinental Exchange, Inc.	577,926	68,028
Citizens Financial Group, Inc.	1,398,024	64,700
London Stock Exchange Group PLC	606,497	61,982
Moody’s Corp.	183,850	60,066
Aon PLC, Class A	233,545	58,722
Discover Financial Services	503,671	57,418
DNB ASA	2,478,182	53,306
Intesa Sanpaolo SpA[1]	16,249,136	45,342

2	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,923,705	$44,580
Marsh & McLennan Companies, Inc.	314,877	42,729
First Republic Bank	204,650	37,500
DBS Group Holdings Ltd.	1,420,451	31,926
MSCI Inc.	57,778	28,067
S&P Global Inc.	67,369	26,300
State Street Corp.	293,056	24,602
Banco Bilbao Vizcaya Argentaria, SA	4,200,938	23,589
BNP Paribas SA1	317,704	20,393
CME Group Inc., Class A	99,335	20,065
Truist Financial Corp.	309,391	18,350
PNC Financial Services Group, Inc.	82,705	15,462
HDFC Bank Ltd. (ADR)[1]	198,806	13,972
Hong Kong Exchanges and Clearing Ltd.	220,100	13,317
Nasdaq, Inc.	77,805	12,569
Chubb Ltd.	16,270	2,792
		1,075,582

Health care 11.48%
UnitedHealth Group Inc.	288,991	115,250
AstraZeneca PLC	1,001,072	106,662
Novo Nordisk A/S, Class B2	1,352,330	99,523
Abbott Laboratories	686,003	82,375
Koninklijke Philips NV (EUR denominated)[1]	951,432	53,624
Koninklijke Philips NV1	304,579	17,251
Seagen Inc.[1]	402,436	57,854
Danaher Corp.	192,683	48,930
Grifols, SA, Class A, non-registered shares	1,133,489	30,730
Grifols, SA, Class B (ADR)	715,968	12,637
Eli Lilly and Company	191,686	35,034
Genmab A/S1,2	93,230	34,445
BeiGene, Ltd. (ADR)[1]	95,737	32,889
Gilead Sciences, Inc.	510,883	32,426
Zimmer Biomet Holdings, Inc.	150,761	26,709
Johnson & Johnson	143,513	23,354
Edwards Lifesciences Corp.[1]	223,596	21,358
Anthem, Inc.	50,323	19,092
Merck & Co., Inc.	201,291	14,996
Vertex Pharmaceuticals Inc.[1]	46,016	10,041
Baxter International Inc.	111,828	9,583
Shionogi & Co., Ltd.	148,600	7,814
Straumann Holding AG	4,730	6,756
Cigna Corp.	26,327	6,556
		905,889

Consumer discretionary 10.63%
Kering SA	109,434	87,689
Industria de Diseño Textil, SA	2,046,736	72,886
Hilton Worldwide Holdings Inc.[1]	563,767	72,557
EssilorLuxottica	413,487	68,801
Royal Caribbean Cruises Ltd.[1]	725,032	63,041
Cie. Financière Richemont SA, Class A	614,220	62,979
B&M European Value Retail SA	7,026,872	54,908
Amazon.com, Inc.[1]	15,556	53,939
adidas AG1	132,626	40,955
Flutter Entertainment PLC[1]	184,329	37,640
Hermès International	24,354	30,568
Dollar General Corp.	136,552	29,325
Newell Brands Inc.	931,907	25,124
VF Corp.	259,690	22,764
Lowe’s Companies, Inc.	106,471	20,895
LVMH Moët Hennessy-Louis Vuitton SE	24,408	18,375
Las Vegas Sands Corp.[1]	208,519	12,774
TJX Companies, Inc.	167,890	11,920
Alibaba Group Holding Ltd. (ADR)[1]	49,366	11,401
YUM! Brands, Inc.	93,010	11,117

American Funds Global Insight Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Nitori Holdings Co., Ltd.	60,900	$10,927
NIKE, Inc., Class B	77,703	10,305
Suzuki Motor Corp.	213,800	8,113
		839,003

Industrials 9.49%
Safran SA1	789,977	117,940
ABB Ltd.	2,437,747	79,145
Honeywell International Inc.	282,137	62,928
AMETEK, Inc.	419,363	56,585
Northrop Grumman Corp.	148,481	52,628
Ryanair Holdings PLC (ADR)[1]	434,285	50,746
SMC Corp.	85,000	49,348
Norfolk Southern Corp.	162,821	45,466
Airbus SE, non-registered shares[1]	336,887	40,478
Carrier Global Corp.	689,334	30,041
CSX Corp.	286,672	28,882
DSV Panalpina A/S2	92,391	20,634
Jardine Matheson Holdings Ltd.	293,500	19,735
HEICO Corp., Class A	80,143	10,120
HEICO Corp.	62,748	8,835
BWX Technologies, Inc.	203,864	13,643
Epiroc AB, Class A	629,142	13,637
DKSH Holding AG	151,538	12,188
Komatsu Ltd.	402,200	11,795
TransDigm Group Inc.[1]	17,945	11,013
RELX PLC	389,659	10,114
MTU Aero Engines AG	10,177	2,568
		748,469

Consumer staples 8.40%
Carlsberg A/S, Class B2	495,384	87,028
Reckitt Benckiser Group PLC	965,668	86,033
Philip Morris International Inc.	860,924	81,788
Danone SA	1,014,747	71,527
Anheuser-Busch InBev SA/NV	945,311	66,860
Nestlé SA	553,017	65,932
L’Oréal SA, non-registered shares[3]	143,208	58,823
British American Tobacco PLC	1,189,941	44,075
Costco Wholesale Corp.	90,735	33,762
Shiseido Company, Ltd.	352,400	25,563
Unilever PLC (GBP denominated)	401,507	23,464
Diageo PLC	402,992	18,094
		662,949

Communication services 7.21%
Alphabet Inc., Class C1	21,018	50,656
Alphabet Inc., Class A1	20,472	48,181
Tencent Holdings Ltd.	1,058,700	84,911
Comcast Corp., Class A	1,418,680	79,659
Activision Blizzard, Inc.	863,071	78,703
América Móvil, SAB de CV, Series L (ADR)	3,266,705	45,538
Facebook, Inc., Class A1	136,849	44,487
Koninklijke KPN NV	10,455,506	36,026
Charter Communications, Inc., Class A1	52,949	35,659
Electronic Arts Inc.	161,530	22,950
SoftBank Group Corp.	221,680	20,050
Netflix, Inc.[1]	26,321	13,515
Nippon Telegraph and Telephone Corp.	278,600	7,023
China Tower Corp. Ltd., Class H	12,842,000	1,852
		569,210

Materials 3.30%
Vale SA, ordinary nominative (ADR)	3,824,391	76,947
Shin-Etsu Chemical Co., Ltd.	350,500	59,170
Asahi Kasei Corp.	4,196,900	44,219
Rio Tinto PLC	272,926	22,902
Air Liquide SA, non-registered shares	119,427	20,119

4	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Air Products and Chemicals, Inc.	61,505	$17,743
Givaudan SA	3,451	14,450
Barrick Gold Corp.	212,553	4,517
		260,067

Utilities 2.77%
Enel SpA	8,166,041	81,162
Engie SA1	3,555,739	52,880
AES Corp.	1,216,164	33,834
Exelon Corp.	438,280	19,696
Sempra Energy	87,111	11,984
Iberdrola, SA, non-registered shares[1]	851,805	11,506
Ørsted AS2	50,195	7,335
		218,397

Energy 2.55%
Chevron Corp.	650,206	67,017
TC Energy Corp. (CAD denominated)	878,068	43,441
Total SE	864,708	38,283
EOG Resources, Inc.	409,307	30,141
ConocoPhillips	436,844	22,340
		201,222

Real estate 1.36%
Link Real Estate Investment Trust REIT	3,273,131	30,950
Equinix, Inc. REIT	41,031	29,574
Crown Castle International Corp. REIT	148,155	28,010
American Tower Corp. REIT	72,722	18,527
		107,061

Total common stocks (cost: $6,736,538,000)		7,217,690

Preferred securities 0.97%
Information technology 0.74%
Samsung Electronics Co., Ltd., preferred shares (GDR)	35,213	58,102

Health care 0.23%
Sartorius AG, nonvoting preferred, non-registered shares	31,982	18,041

Total preferred securities (cost: $71,525,000)		76,143

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	182,846	78

Total rights & warrants (cost: $0)		78

Short-term securities 22.25%
Money market investments 21.82%
Capital Group Central Cash Fund 0.06%[4,5]	17,212,147	1,721,387

American Funds Global Insight Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with cash collateral from securities on loan 0.43%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	27,943,519	$27,944
Capital Group Central Cash Fund 0.06%[4,5,6]	60,887	6,089
		34,033

Total short-term securities (cost: $1,755,412,000)		1,755,420
Total investment securities 114.70% (cost: $8,563,475,000)		9,049,331
Other assets less liabilities (14.70%)		(1,159,574)

Net assets 100.00%		$7,889,757

Investments in affiliates5

	Value of affiliates at 11/1/2020 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)
Short-term securities 21.90%
Money market investments 21.82%
Capital Group Central Cash Fund 0.06%[4]	$41,437	$6,453,772		$4,773,822	$1	$(1)	$1,721,387	$71
Money market investments purchased with cash collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[4,6]	—	6,089	[7]				6,089	—	[8]
Total short-term securities							1,727,476
Total 21.90%					$1	$(1)	$1,727,476	$71

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $248,965,000, which represented 3.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $36,334,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 4/30/2021.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

See notes to financial statements.

6	American Funds Global Insight Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $36,334 of investment securities on loan):
Unaffiliated issuers (cost: $6,836,006)	$7,321,855
Affiliated issuers (cost: $1,727,469)	1,727,476		$9,049,331
Cash			464
Cash denominated in currencies other than U.S. dollars (cost: $1,118)			1,111
Cash collateral received for securities on loan			3,781
Receivables for:
Sales of fund’s shares	8,622
Dividends	4,202
Securities lending income	—	*
Other	597		13,421
			9,068,108
Liabilities:
Collateral for securities on loan			37,814
Payables for:
Purchases of investments	1,138,471
Repurchases of fund’s shares	189
Investment advisory services	1,467
Services provided by related parties	203
Trustees’ deferred compensation	25
Other	182		1,140,537
Net assets at April 30, 2021			$7,889,757

Net assets consist of:
Capital paid in on shares of beneficial interest			$7,383,349
Total distributable earnings			506,408
Net assets at April 30, 2021			$7,889,757

* Amount less than one thousand.

See notes to financial statements.

American Funds Global Insight Fund	7

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (379,056 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$71,860	3,462	$20.76
Class C	4,685	227	20.61
Class T	12	1	20.81
Class F-1	2,178	105	20.76
Class F-2	78,806	3,787	20.81
Class F-3	1,103,321	52,980	20.83
Class 529-A	5,953	287	20.77
Class 529-C	743	36	20.63
Class 529-E	78	4	20.73
Class 529-T	13	1	20.81
Class 529-F-1	13	1	20.81
Class 529-F-2	1,342	64	20.76
Class 529-F-3	12	1	20.74
Class R-1	41	2	20.77
Class R-2	77	4	20.72
Class R-2E	108	5	20.79
Class R-3	355	17	20.75
Class R-4	129	6	20.80
Class R-5E	101	5	20.82
Class R-5	66	3	20.82
Class R-6	6,619,864	318,058	20.81

See notes to financial statements.

8	American Funds Global Insight Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,034; also includes $71 from affiliates)	$13,774
Securities lending income (net of fees)	5
Interest	2	$13,781
Fees and expenses*:
Investment advisory services	4,027
Distribution services	109
Transfer agent services	102
Administrative services	232
Reports to shareholders	8
Registration statement and prospectus	183
Trustees’ compensation	39
Auditing and legal	23
Custodian	31
Other	15
Total fees and expenses before waiver/reimbursements	4,769
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	224
Transfer agent services reimbursements	— †
Miscellaneous fee reimbursement	244
Total fees and expenses after waiver/reimbursements		4,301
Net investment income		9,480

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	17,137
Affiliated issuers	1
Currency transactions	(1,321)	15,817
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	237,013
Affiliated issuers	(1)
Currency translations	559	237,571
Net realized gain and unrealized appreciation		253,388

Net increase in net assets resulting from operations		$262,868

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Global Insight Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$9,480	$8,506
Net realized gain (loss)	15,817	(1,785)
Net unrealized appreciation	237,571	34,143
Net increase in net assets resulting from operations	262,868	40,864

Distributions paid to shareholders	(8,133)	(20,860)

Net capital share transactions	6,752,907	160,568

Total increase in net assets	7,007,642	180,572

Net assets:
Beginning of period	882,115	701,543
End of period	$7,889,757	$882,115

* Unaudited.

See notes to financial statements.

10	American Funds Global Insight Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. On September 16, 2019, the fund’s board approved the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into American Funds Global Insight Fund, a new Delaware statutory trust. On November 8, 2019, the fund acquired the assets and assumed the liabilities of the predecessor fund through which the legacy share class (“Class M”) of the predecessor fund was closed and all existing shares were converted to Class F-3 shares. The fund’s fiscal year ends on October 31. The fund seeks to provide prudent growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Insight Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and

12	American Funds Global Insight Fund

valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,629,841	$—	$—	$1,629,841
Financials	1,075,582	—	—	1,075,582
Health care	771,921	133,968	—	905,889
Consumer discretionary	839,003	—	—	839,003
Industrials	727,835	20,634	—	748,469
Consumer staples	575,921	87,028	—	662,949
Communication services	569,210	—	—	569,210
Materials	260,067	—	—	260,067
Utilities	211,062	7,335	—	218,397
Energy	201,222	—	—	201,222
Real estate	107,061	—	—	107,061
Preferred securities	76,143	—	—	76,143
Rights & warrants	78	—	—	78
Short-term securities	1,755,420	—	—	1,755,420
Total	$8,800,366	$248,965	$—	$9,049,331

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in

American Funds Global Insight Fund	13

response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $36,334,000, and the total value of collateral received was $37,814,000, which consisted entirely of cash. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

14	American Funds Global Insight Fund

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$6,586
Capital loss carryforward[1]	(3,201)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$508,534
Gross unrealized depreciation on investments	(22,984)
Net unrealized appreciation on investments	485,550
Cost of investments	8,563,781

American Funds Global Insight Fund	15

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2021					Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A2	$279		$—	$279		$—	[3]	$—	[3]	$—	[3]
Class C2	11		—	11		—	[3]	—	[3]	—	[3]
Class T2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1[2]	8		—	8		—	[3]	—	[3]	—	[3]
Class F-2[2]	369		—	369		—	[3]	—	[3]	—	[3]
Class F-3[4]	7,442		—	7,442		11,339		9,517		20,856
Class 529-A2	12		—	12		—	[3]	1		1
Class 529-C2	1		—	1		—	[3]	1		1
Class 529-E2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1[2]	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2[5]	5		—	5		—		—		—
Class 529-F-3[5]	—	[3]	—	—	[3]	—		—		—
Class R-1[2]	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-2[2]	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-2E2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-3[2]	1		—	1		—	[3]	—	[3]	—	[3]
Class R-4[2]	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5E2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5[2]	1		—	1		1		—	[3]	1
Class R-6[2]	4		—	4		1		—	[3]	1
Total	$8,133		$—	$8,133		$11,341		$9,519		$20,860

[2]	This share class began investment operations on November 8, 2019.
[3]	Amount less than one thousand.
[4]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[5]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.520% of daily net assets. During the six months ended April 30, 2021, CRMC voluntarily reduced the investment advisory services fee to proposed annual rates of 0.430%, 0.410%, 0.400%, and 0.395% on such assets in excess of $1.5 billion, $2.5 billion, $4.0 billion, and $6.5 billion, respectively. For the six months ended April 30, 2021, total investment advisory services fees waived by CRMC were $224,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $4,027,000, which were equivalent to an annualized rate of 0.520% of average daily net assets, were reduced to $3,803,000, which were equivalent to an annualized rate of 0.491% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

16	American Funds Global Insight Fund

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, unreimbursed expenses subject to reimbursement totaled $58,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for various share classes. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Global Insight Fund	17

For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$83		$24		$8		Not applicable
Class C	19		2		1		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2		1		—	*	Not applicable
Class F-2	Not applicable		25		8		Not applicable
Class F-3	Not applicable		49		147		Not applicable
Class 529-A	3		1		1		$1
Class 529-C	2		—	*	—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		—	*	—	*	—	*
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	—	*	—	*	—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	—	*	—	*	—	*	Not applicable
Class R-4	—	*	—	*	—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	67		Not applicable
Total class-specific expenses	$109		$102		$232		$1

*	Amount less than one thousand.

Miscellaneous fee reimbursements — Expense limitations have been imposed through at least January 1, 2024, to limit the Class F-3 total annual operating expense to 0.65% as a percentage of net assets. For the period ended April 30, 2021, CRMC reimbursed miscellaneous fees of $208,000 for Class F-3 shares. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $39,000 in the fund’s statement of operations reflects $36,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,031,842,000 and $14,280,000, respectively, which generated $4,102,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

18	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2021

Class A	$28,105	1,429	$272		15		$(3,655)	(188)	$24,722		1,256
Class C	2,322	121	11		1		(407)	(21)	1,926		101
Class T	—	—	—		—		—	—	—		—
Class F-1	1,056	54	8		—	[2]	(153)	(8)	911		46
Class F-2	34,353	1,732	357		19		(5,202)	(273)	29,508		1,478
Class F-3	130,244	6,616	7,442		393		(31,263)	(1,594)	106,423		5,415
Class 529-A	3,790	186	12		1		(325)	(16)	3,477		171
Class 529-C	384	20	1		—	[2]	(31)	(2)	354		18
Class 529-E	61	3	—	[2]	—	[2]	(29)	(1)	32		2
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-2	658	33	5		—	[2]	(99)	(5)	564		28
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class R-1	11	1	—	[2]	—	[2]	(1)	— [2]	10		1
Class R-2	33	2	—	[2]	—	[2]	(6)	— [2]	27		2
Class R-2E	95	5	—		—		(4)	(1)	91		4
Class R-3	293	15	—	[2]	—	[2]	(33)	(2)	260		13
Class R-4	103	5	—	[2]	—	[2]	(2)	— [2]	101		5
Class R-5E	86	4	—	[2]	—	[2]	(1)	— [2]	85		4
Class R-5	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class R-6	6,584,896	318,055	4		—	[2]	(484)	(24)	6,584,416		318,031
Total net increase (decrease)	$6,786,490	328,281	$8,112		429		$(41,695)	(2,135)	$6,752,907		326,575

See end of table for footnotes.

American Funds Global Insight Fund	19

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A3	$41,971	2,642	$—		—		$(6,813)	(436)	$35,158	2,206
Class C3	2,492	153	—		—		(451)	(27)	2,041	126
Class M4	825	49	—		—		(713,043)	(42,646)	(712,218)	(42,597)
Class T3	10	1	—		—		—	—	10	1
Class F-1[3]	1,236	75	—		—		(257)	(16)	979	59
Class F-2[3]	43,787	2,773	—		—		(7,227)	(464)	36,560	2,309
Class F-3[4]	848,239	50,993	20,683		1,235		(74,366)	(4,663)	794,556	47,565
Class 529-A3	2,177	139	—	[2]	—	[2]	(393)	(23)	1,784	116
Class 529-C3	342	20	—	[2]	—	[2]	(27)	(2)	315	18
Class 529-E3	34	2	—	[2]	—	[2]	—	—	34	2
Class 529-T3	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1[3]	605	37	—	[2]	—	[2]	(607)	(36)	(2)	1
Class 529-F-2[5]	607	36	—		—		—	—	607	36
Class 529-F-3[5]	10	1	—		—		—	—	10	1
Class R-1[3]	25	1	—		—		— [2]	— [2]	25	1
Class R-2[3]	40	2	—		—		— [2]	— [2]	40	2
Class R-2E3	10	1	—		—		— [2]	— [2]	10	1
Class R-3[3]	66	4	—		—		— [2]	— [2]	66	4
Class R-4[3]	19	1	—		—		(1)	— [2]	18	1
Class R-5E3	11	1	—		—		— [2]	— [2]	11	1
Class R-5[3]	53	3	—		—		—	—	53	3
Class R-6[3]	969	55	—		—		(468)	(28)	501	27
Total net increase (decrease)	$943,538	56,990	$20,683		1,235		$(803,653)	(48,341)	$160,568	9,884

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	This share class began investment operations on November 8, 2019.
[4]	Class M shares were converted to Class F-3 on November 8, 2019.
[5]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,301,789,000 and $62,687,000, respectively, during the six months ended April 30, 2021.

11. Ownership concentration

At April 30, 2021, four shareholders held more than 10% of the fund’s outstanding shares. The four shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 16%, 14% and 12%, respectively. CRMC is the investment adviser to the four target date retirement funds.

20	American Funds Global Insight Fund

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2021[5,6]	$16.75	$.08	$4.04	$4.12	$(.11)	$—	$(.11)	$20.76	24.68%[7]		$72		.98%[8]		.92%[8]		.85%[8]
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.08	[7]	37		.99	[8]	.99	[8]	.63	[8]
Class C:
4/30/2021[5,6]	16.66	.02	4.00	4.02	(.07)	—	(.07)	20.61	24.28	[7]	5		1.67	[8]	1.62	[8]	.15	[8]
10/31/2020[5,9]	16.72	(.02)	.44	.42	(.26)	(.22)	(.48)	16.66	2.47	[7]	2		1.68	[8]	1.68	[8]	(.11)[8]
Class T:
4/30/2021[5,6]	16.77	.11	4.04	4.15	(.11)	—	(.11)	20.81	24.82	[7,10]	—	[11]	.71	[8,10]	.66	[8,10]	1.08	[8,10]
10/31/2020[5,9]	16.72	.14	.39	.53	(.26)	(.22)	(.48)	16.77	3.21	[7,10]	—	[11]	.94	[8,10]	.87	[8,10]	.86	[8,10]
Class F-1:
4/30/2021[5,6]	16.76	.09	4.03	4.12	(.12)	—	(.12)	20.76	24.67	[7]	2		.95	[8]	.89	[8]	.91	[8]
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7]	1		.95	[8]	.94	[8]	.68	[8]
Class F-2:
4/30/2021[5,6]	16.80	.11	4.05	4.16	(.15)	—	(.15)	20.81	24.85	[7]	79		.68	[8]	.63	[8]	1.15	[8]
10/31/2020[5,9]	16.72	.15	.41	.56	(.26)	(.22)	(.48)	16.80	3.39	[7]	39		.66	[8]	.66	[8]	.90	[8]
Class F-3:
4/30/2021[5,6]	16.81	.12	4.05	4.17	(.15)	—	(.15)	20.83	24.92	[7]	1,103		.60	[8]	.55	[8]	1.19	[8]
10/31/2020[12]	16.47	.18	.65	.83	(.27)	(.22)	(.49)	16.81	5.04		800		.62		.62		1.10
10/31/2019[12]	14.92	.22	2.21	2.43	(.18)	(.70)	(.88)	16.47	17.65		702		.64		.64		1.45
10/31/2018[12]	15.62	.22	(.16)	.06	(.21)	(.55)	(.76)	14.92	.25		567		.66		.65		1.38
10/31/2017[12]	12.65	.21	2.95	3.16	(.19)	—	(.19)	15.62	25.36		571		.73		.73	[13]	1.52
10/31/2016[12]	13.13	.20	(.08)	.12	(.18)	(.42)	(.60)	12.65	1.04		482		.86		.85		1.64
Class 529-A:
4/30/2021[5,6]	16.75	.10	4.02	4.12	(.10)	—	(.10)	20.77	24.74	[7]	6		.90	[8]	.84	[8]	.97	[8]
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.01	[7]	2		1.05	[8]	1.05	[8]	.62	[8]

See end of table for footnotes.

American Funds Global Insight Fund	21

Financial highlights (continued)

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$16.66	$.02		$4.01	$4.03	$(.06)	$—	$(.06)	$20.63	24.20%[7]		$1		1.69%[8]		1.63%[8]		.20%[8]
10/31/2020[5,9]	16.72	—	[14]	.42	.42	(.26)	(.22)	(.48)	16.66	2.52	[7]	—	[11]	1.69	[8]	1.68	[8]	.01	[8]
Class 529-E:
4/30/2021[5,6]	16.73	.06		4.04	4.10	(.10)	—	(.10)	20.73	24.59	[7,10]	—	[11]	1.09	[8,10]	1.05	[8,10]	.64	[8,10]
10/31/2020[5,9]	16.72	.10		.39	.49	(.26)	(.22)	(.48)	16.73	2.96	[7,10]	—	[11]	1.10	[8,10]	1.10	[8,10]	.60	[8,10]
Class 529-T:
4/30/2021[5,6]	16.77	.10		4.04	4.14	(.10)	—	(.10)	20.81	24.85	[7,10]	—	[11]	.75	[8,10]	.70	[8,10]	1.04	[8,10]
10/31/2020[5,9]	16.72	.13		.40	.53	(.26)	(.22)	(.48)	16.77	3.14	[7,10]	—	[11]	.99	[8,10]	.91	[8,10]	.82	[8,10]
Class 529-F-1:
4/30/2021[5,6]	16.79	.10		4.05	4.15	(.13)	—	(.13)	20.81	24.76	[7,10]	—	[11]	.74	[8,10]	.69	[8,10]	1.04	[8,10]
10/31/2020[5,9]	16.72	.15		.40	.55	(.26)	(.22)	(.48)	16.79	3.32	[7,10]	—	[11]	.76	[8,10]	.75	[8,10]	.95	[8,10]
Class 529-F-2:
4/30/2021[5,6]	16.75	.11		4.04	4.15	(.14)	—	(.14)	20.76	24.84	[7]	1		.73	[8]	.67	[8]	1.12	[8]
10/31/2020[5,15]	16.75	—		—	—	—	—	—	16.75	—		1		—		—		—
Class 529-F-3:
4/30/2021[5,6]	16.75	.11		4.04	4.15	(.16)	—	(.16)	20.74	24.85	[7]	—	[11]	.76	[8]	.61	[8]	1.13	[8]
10/31/2020[5,15]	16.75	—		—	—	—	—	—	16.75	—		—	[11]	—		—		—
Class R-1:
4/30/2021[5,6]	16.80	.05		4.04	4.09	(.12)	—	(.12)	20.77	24.51	[7,10]	—	[11]	1.38	[8,10]	1.23	[8,10]	.56	[8,10]
10/31/2020[5,9]	16.72	.14		.42	.56	(.26)	(.22)	(.48)	16.80	3.33	[7,10]	—	[11]	1.02	[8,10]	.81	[8,10]	.85	[8,10]

See end of table for footnotes.

22	American Funds Global Insight Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2021[5,6]	$16.75	$.04	$4.03	$4.07	$(.10)	$—	$(.10)	$20.72	24.38%[7,10]		$—	[11]	1.44%[8,10]		1.39%[8,10]		.39%[8,10]
10/31/2020[5,9]	16.72	.06	.45	.51	(.26)	(.22)	(.48)	16.75	3.05	[7,10]	—	[11]	1.19	[8,10]	1.19	[8,10]	.37	[8,10]
Class R-2E:
4/30/2021[5,6]	16.81	.09	4.05	4.14	(.16)	—	(.16)	20.79	24.69	[7,10]	—	[11]	1.20	[8,10]	1.08	[8,10]	.91	[8,10]
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.44	[7,10]	—	[11]	.85	[8,10]	.64	[8,10]	1.09	[8,10]
Class R-3:
4/30/2021[5,6]	16.76	.08	4.02	4.10	(.11)	—	(.11)	20.75	24.56	[7]	1		1.17	[8]	1.09	[8]	.81	[8]
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7,10]	—	[11]	1.04	[8,10]	1.01	[8,10]	.71	[8,10]
Class R-4:
4/30/2021[5,6]	16.80	.12	4.02	4.14	(.14)	—	(.14)	20.80	24.75	[7]	—	[11]	.88	[8]	.76	[8]	1.16	[8]
10/31/2020[5,9]	16.72	.16	.40	.56	(.26)	(.22)	(.48)	16.80	3.39	[7,10]	—	[11]	.89	[8,10]	.69	[8,10]	.98	[8,10]
Class R-5E:
4/30/2021[5,6]	16.81	.15	4.02	4.17	(.16)	—	(.16)	20.82	24.89	[7]	—	[11]	.73	[8]	.58	[8]	1.48	[8]
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.45	[7]	—	[11]	.87	[8]	.61	[8]	1.11	[8]
Class R-5:
4/30/2021[5,6]	16.81	.11	4.05	4.16	(.15)	—	(.15)	20.82	24.86	[7]	—	[11]	.66	[8]	.56	[8]	1.18	[8]
10/31/2020[5,9]	16.72	.16	.41	.57	(.26)	(.22)	(.48)	16.81	3.46	[7]	—	[11]	.73	[8]	.63	[8]	.94	[8]
Class R-6:
4/30/2021[5,6]	16.81	.13	4.03	4.16	(.16)	—	(.16)	20.81	24.90	[7]	6,620		.58	[8]	.50	[8]	1.37	[8]
10/31/2020[5,9]	16.72	.03	.55	.58	(.27)	(.22)	(.49)	16.81	3.41	[7]	—	[11]	.71	[8]	.68	[8]	.16	[8]

	Six months ended	Year ended October 31,
	April 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	3%	18%	22%	28%	20%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	This share class began investment operations on November 8, 2019.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[13]	Reimbursement was less than 0.005%.
[14]	Amount less than $.01.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

American Funds Global Insight Fund	23

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	American Funds Global Insight Fund

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,246.82	$5.13	.92%
Class A – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class C – actual return	1,000.00	1,242.85	9.01	1.62
Class C – assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class T – actual return	1,000.00	1,248.18	3.68	.66
Class T – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-1 – actual return	1,000.00	1,246.66	4.96	.89
Class F-1 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class F-2 – actual return	1,000.00	1,248.45	3.51	.63
Class F-2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-3 – actual return	1,000.00	1,249.15	3.07	.55
Class F-3 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 529-A – actual return	1,000.00	1,247.43	4.68	.84
Class 529-A – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-C – actual return	1,000.00	1,242.05	9.06	1.63
Class 529-C – assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class 529-E – actual return	1,000.00	1,245.87	5.85	1.05
Class 529-E – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-T – actual return	1,000.00	1,248.48	3.90	.70
Class 529-T – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-F-1 – actual return	1,000.00	1,247.64	3.85	.69
Class 529-F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-F-2 – actual return	1,000.00	1,248.38	3.74	.67
Class 529-F-2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-F-3 – actual return	1,000.00	1,248.49	3.40	.61
Class 529-F-3 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-1 – actual return	1,000.00	1,245.14	6.85	1.23
Class R-1 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Class R-2 – actual return	1,000.00	1,243.80	7.73	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	1,246.92	6.02	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,245.58	6.07	1.09
Class R-3 – assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-4 – actual return	1,000.00	1,247.54	4.24	.76
Class R-4 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class R-5E – actual return	1,000.00	1,248.89	3.23	.58
Class R-5E – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-5 – actual return	1,000.00	1,248.58	3.12	.56
Class R-5 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-6 – actual return	1,000.00	1,248.95	2.79	.50
Class R-6 – assumed 5% return	1,000.00	1,022.32	2.51	.50

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Insight Fund	25

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $1.5 billion, $2.5 billion, $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

26	American Funds Global Insight Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Insight Fund	27

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

28	American Funds Global Insight Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2021, portfolio of American Funds Global Insight Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Insight Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Insight Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL INSIGHT FUND

By __/s/ John S. Armour___________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021